CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares		Additional Paid-in Capital [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)
Balance at Dec. 31, 2014		¥ 3,104,271		¥ 11		¥ 3,838,736	¥ (734,810)	¥ 334
Balance, shares at Dec. 31, 2014 | shares	[1]			176,375,211
Net income/(loss)		(1,648,583)					(1,567,878)		(80,705)
Share-based compensation		176,605				174,749			1,856
Exercise of share options and restricted share units		21,583				21,583
Exercise of share options and restricted share units, shares | shares	[1]			1,657,086
Foreign currency translation adjustment, net of nil tax		(69,708)						(69,708)
Unrealized gain (loss) on available-for-sale securities		16,919						16,919
Issuance of ordinary shares to Tencent		3,305,018		¥ 1		3,305,017
Issuance of ordinary shares to Tencent, shares | shares	[1]			19,651,960
Equity consideration for acquisition of Anjuke Inc. ("Anjuke")		577,961				577,961
Equity consideration for acquisition of Anjuke Inc. ("Anjuke"), shares | shares	[1]			4,839,372
Equity consideration for equity investment in Falcon View Technology ("Ganji")		5,586,107		¥ 3		5,586,104
Equity consideration for equity investment in Falcon View Technology ("Ganji"), shares | shares	[1]			34,039,136
Equity consideration for step acquisition of Ganji		7,107,133		¥ 3		7,107,130
Equity consideration for step acquisition of Ganji, shares | shares	[1]			46,505,912
Reclassification into investment loss, net of nil tax
Subsequent settlement of receivables from option holders		873				873
Deconsolidation of 58 Daojia Inc. (“58 Home”)		(3,838)							(3,838)
Deemed dividend to mezzanine classified noncontrolling interest shareholders		(5,762)				(5,762)
Acquisition of noncontrolling interests in subsidiaries		47,693							47,693
Compensation to noncontrolling shareholders resulting from waiver of receivables from 58 Home		77,338							77,338
Others						(3,734)			3,734
Balance at Dec. 31, 2015		18,293,610		¥ 18		20,602,657	(2,302,688)	(52,455)	46,078
Balance, shares at Dec. 31, 2015 | shares	[1]			283,068,677
Net income/(loss)		(772,963)					(768,047)		(4,916)
Share-based compensation		266,575		0		256,153	0		10,422
Exercise of share options and restricted share units		20,942		¥ 0		20,942	0		0
Exercise of share options and restricted share units, shares | shares	[1]			6,602,320
Foreign currency translation adjustment, net of nil tax		(76,027)		¥ 0		0	0	(76,027)	0
Unrealized gain (loss) on available-for-sale securities		(13,104)		0		0	0	(13,104)	0
Reclassification into investment loss, net of nil tax		2,989		0		0	0	2,989	0
Subsequent settlement of receivables from option holders		20,115		0		20,115	0	0	0
Deemed dividend to mezzanine classified noncontrolling interest shareholders		(15,717)		0		(15,717)	0	0	0
Capital injection from noncontrolling interest shareholder		28,235		0		198	0	0	28,037
Disposal of Mighty Talent Limited ("Mayi")		11,064		0		23,251	0	0	(12,187)
Balance at Dec. 31, 2016		¥ 17,765,719		¥ 18		20,907,599	(3,070,735)	(138,597)	67,434
Balance, shares at Dec. 31, 2016 | shares		289,670,997	289,670,997	289,670,997	[1]
Net income/(loss)		¥ 1,389,242	$ 212,612	¥ 0		0	1,384,575	0	4,667
Share-based compensation		339,835		0		339,835	0	0	0
Exercise of share options and restricted share units		100,801		¥ 0		100,801	0	0	0
Exercise of share options and restricted share units, shares | shares	[1]			4,294,134
Foreign currency translation adjustment, net of nil tax		82,926	12,691	¥ 0		0	0	82,926	0
Unrealized gain (loss) on available-for-sale securities
Reclassification into investment loss, net of nil tax
Deemed dividend to mezzanine classified noncontrolling interest shareholders		(99,507)		0		(99,507)	0	0	0
Contribution from noncontrolling interest holders		164,589		0		0	0	0	164,589
Disposal of subsidiaries	[2]	72,777		0		87,781	0	0	(15,004)
Others		(1,245)		0		2,278	(3,523)	0	0
Balance at Dec. 31, 2017		¥ 19,815,137	$ 3,032,527	¥ 18		¥ 21,338,787	¥ (1,689,683)	¥ (55,671)	¥ 221,686
Balance, shares at Dec. 31, 2017 | shares		293,965,131	293,965,131	293,965,131	[1]

[1]	Ordinary shares include Class A ordinary shares and Class B ordinary shares, please refer to Note 23.
[2]	In October 2017, the Group completed the disposal of its finance business and the related legal entities of the Group (the “Finance Business”) to an entity majority-owned by Mr. Jinbo Yao, the chief executive officer and also a principal shareholder of the Company. In return, the Group is entitled to profit participation rights in the Finance Business for 40% of its pre-tax profit subsequent to the disposal, and recognized contribution from shareholder amounted to RMB87.8 million accordingly.